COSTS AND EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Material income and expense [abstract]
Aircraft fuel	$ 2,318,816	$ 2,056,643	$ 2,651,067
Other rentals and landing fees	1,172,129	1,077,407	1,109,826
Aircraft rentals	579,551	568,979	525,134
Aircraft maintenance	430,825	366,153	437,235
Comissions	252,474	269,296	302,774
Passenger services	288,662	286,621	295,439
Other operating expenses	1,381,546	1,424,595	1,293,320
Total	$ 6,424,003	$ 6,049,694	$ 6,614,795